Share capital and reserves (Details Narrative)						12 Months Ended
	Oct. 15, 2021 CAD ($)	Feb. 28, 2021	Feb. 09, 2021 CAD ($)	Feb. 09, 2021	Feb. 28, 2020 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
IfrsStatementLineItems [Line Items]
Average Remaining contractual life						4 years 1 month 9 days
Warrants issued						$ 2,855,983
[custom:ExpectedLife]	1 year	1 year	5 years			5 years		5 years
Expected volatility						100.00%
Share-based payment expense						$ 499,158		$ 293,443	$ 26,317
expected life						5 years
exercise price warrant | $ / shares							$ 4.77
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Average Remaining contractual life						4 years 6 months 21 days		1 month 27 days
Warrant Outstanding [Member]
IfrsStatementLineItems [Line Items]
Warrants issued	$ 371,251		$ 150,000		$ 11,066
Expected volatility	100.00%			100.00%	99.76%
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Average Remaining contractual life						3 years 5 months 1 day		3 years 7 months 21 days
Private Placement Warrant [Member]
IfrsStatementLineItems [Line Items]
Warrants issued						$ 7,425,000
Number of warrants issued | shares						2,085,687	2,085,687
Fair value of the warrants						$ 5,358,000
Derivative warrant liability reclassified to share capital on exercise of warrants						$ 425,900
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Expected volatility						100.00%
Share price on date of grant | $ / shares							$ 3.64
exercise price warrant | $ / shares							$ 2.05
Risk free rate						1.50%
Expected dividend yield						0.00%
Derivative Warrant Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Statutory reserve						$ 4,460,000	$ 4,460,000